Schedule of Investments (unaudited)	iShares® Global Materials ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 14.1%
BHP Group Ltd.	1,132,133	$41,187,351
BHP Group PLC	812,110	24,031,111
Fortescue Metals Group Ltd.	639,583	11,172,821
James Hardie Industries PLC	170,872	5,798,042
Newcrest Mining Ltd.	313,851	5,951,808
Northern Star Resources Ltd.	448,672	3,295,101
Rio Tinto Ltd.	142,656	13,524,571
Rio Tinto PLC.	415,028	34,276,105
South32 Ltd.	1,813,693	3,977,402
		143,214,312
Belgium — 0.8%
Solvay SA	28,210	3,590,664
Umicore SA	76,786	4,697,624
		8,288,288
Brazil — 3.0%
Vale SA, ADR	1,320,084	30,111,116

Canada — 6.9%
Agnico Eagle Mines Ltd.	93,452	5,651,147
Barrick Gold Corp.	682,455	14,115,962
CCL Industries Inc., Class B, NVS	57,689	3,177,177
First Quantum Minerals Ltd.	212,277	4,892,509
Franco-Nevada Corp.	73,458	10,660,180
Kinross Gold Corp.	487,097	3,088,563
Kirkland Lake Gold Ltd.	102,700	3,957,711
Nutrien Ltd.	218,692	13,251,013
Teck Resources Ltd., Class B	179,394	4,131,735
Wheaton Precious Metals Corp.	173,312	7,639,374
		70,565,371
Chile — 0.4%
Empresas CMPC SA	430,722	1,026,380
Sociedad Quimica y Minera de Chile SA, ADR	54,551	2,581,899
		3,608,279
Denmark — 0.9%
Chr Hansen Holding A/S.	39,722	3,585,035
Novozymes A/S, Class B	79,835	6,023,518
		9,608,553
Finland — 1.2%
Stora Enso OYJ, Class R	236,230	4,313,772
UPM-Kymmene OYJ	204,904	7,757,232
		12,071,004
France — 3.5%
Air Liquide SA	182,069	31,925,794
Arkema SA	25,782	3,240,387
		35,166,181
Germany — 4.6%
BASF SE	353,129	27,875,914
Covestro AG(a)	68,400	4,422,640
HeidelbergCement AG	56,239	4,828,484
LANXESS AG	33,320	2,286,717
Symrise AG	49,397	6,883,803
		46,297,558
Ireland — 7.7%
CRH PLC	301,127	15,228,388
Linde PLC	199,931	57,800,052
Smurfit Kappa Group PLC	99,293	5,399,882
		78,428,322
Security	Shares	Value

Japan — 7.2%
Asahi Kasei Corp.	535,400	$5,884,677
JFE Holdings Inc.	219,600	2,576,327
Mitsubishi Chemical Holdings Corp.	543,800	4,575,530
Mitsui Chemicals Inc.	78,400	2,710,114
Nippon Paint Holdings Co. Ltd.	555,500	7,514,861
Nippon Steel Corp.	364,929	6,170,285
Nitto Denko Corp.	57,300	4,267,153
Oji Holdings Corp.	387,100	2,224,558
Shin-Etsu Chemical Co. Ltd.	151,800	25,390,165
Sumitomo Chemical Co. Ltd.	636,400	3,382,380
Sumitomo Metal Mining Co. Ltd.	104,800	4,075,750
Toray Industries Inc.	629,500	4,196,224
		72,968,024
Mexico — 1.0%
Cemex SAB de CV, CPO, NVS(b)	5,817,364	4,908,601
Grupo Mexico SAB de CV, Series B	1,221,871	5,747,097
		10,655,698
Netherlands — 2.9%
Akzo Nobel NV	73,198	9,063,436
ArcelorMittal SA	266,674	8,210,108
Koninklijke DSM NV	67,190	12,560,033
		29,833,577
Norway — 0.7%
Norsk Hydro ASA	520,933	3,325,842
Yara International ASA	65,452	3,448,950
		6,774,792
Peru — 0.2%
Southern Copper Corp.	32,415	2,084,933

South Africa — 0.0%
Thungela Resources Ltd.(b)	52,302	143,975

South Korea — 2.3%
LG Chem Ltd.	18,174	13,723,000
POSCO	30,728	9,496,476
		23,219,476
Sweden — 0.8%
Boliden AB	104,740	4,030,340
Svenska Cellulosa AB SCA, Class B	231,349	3,794,627
		7,824,967
Switzerland — 4.5%
Clariant AG, Registered	94,002	1,871,793
Givaudan SA, Registered	3,049	14,193,739
Holcim Ltd.	196,462	11,808,952
Sika AG, Registered	54,486	17,851,666
		45,726,150
Taiwan — 1.2%
Formosa Plastics Corp.	1,685,720	6,229,406
Nan Ya Plastics Corp.	2,160,940	6,446,585
		12,675,991
United Kingdom — 6.1%
Amcor PLC	592,582	6,790,990
Anglo American PLC	523,171	20,819,139
Croda International PLC	54,868	5,596,213
DS Smith PLC	523,735	3,032,239
Glencore PLC	4,204,220	18,044,888
Johnson Matthey PLC	76,658	3,263,808
Mondi PLC	186,642	4,913,961
		62,461,238

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 29.3%
Air Products & Chemicals Inc.	85,051	$24,467,472
Albemarle Corp.	44,912	7,565,876
Avery Dennison Corp.	31,975	6,722,424
Ball Corp.	125,909	10,201,147
Celanese Corp.	43,288	6,562,461
CF Industries Holdings Inc.	82,500	4,244,625
Corteva Inc.	283,303	12,564,488
Dow Inc.	287,067	18,165,600
DuPont de Nemours Inc.	204,529	15,832,590
Eastman Chemical Co.	52,510	6,130,543
Ecolab Inc.	95,465	19,662,926
FMC Corp.	49,472	5,352,870
Freeport-McMoRan Inc.	563,189	20,899,944
International Flavors & Fragrances Inc.	95,801	14,312,669
International Paper Co.	150,814	9,246,406
LyondellBasell Industries NV, Class A	98,843	10,167,979
Martin Marietta Materials Inc.	23,898	8,407,555
Mosaic Co. (The)	133,181	4,249,806
Newmont Corp.	307,889	19,514,005
Nucor Corp.	114,997	11,031,662
Packaging Corp. of America	36,515	4,944,861
PPG Industries Inc.	91,114	15,468,424
Sealed Air Corp.	58,395	3,459,904
Sherwin-Williams Co. (The)	91,994	25,063,765
Vulcan Materials Co.	50,813	8,845,019
Westrock Co.	102,262	5,442,384
		298,527,405
Total Common Stocks — 99.3%
(Cost: $897,057,447)		1,010,255,210
Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	402,936	$2,377,323

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	2,874	978,991

Total Preferred Stocks — 0.3%
(Cost: $3,511,073)		3,356,314

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	930,000	930,000

Total Short-Term Investments — 0.1%
(Cost: $930,000)		930,000

Total Investments in Securities — 99.7%
(Cost: $901,498,520)		1,014,541,524

Other Assets, Less Liabilities — 0.3%		3,036,211

Net Assets — 100.0%		$1,017,577,735

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$670,000	$260,000	(a)	$—	$—	$—	$930,000	930,000	$23	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	2	09/16/21	$388	$2,605
FTSE 100 Index	12	09/17/21	1,159	(13,497)
MSCI Emerging Markets E-Mini Index	11	09/17/21	751	(1,491)
S&P 500 E-Mini Index	6	09/17/21	1,286	14,064
				$1,681

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$483,872,854	$526,382,356	$—	$1,010,255,210
Preferred Stocks	2,377,323	978,991	—	3,356,314
Money Market Funds	930,000	—	—	930,000
	$487,180,177	$527,361,347	$—	$1,014,541,524
Derivative financial instruments(a)
Assets
Futures Contracts	$16,669	$—	$—	$16,669
Liabilities
Futures Contracts	(14,988)	—	—	(14,988)
	$1,681	$—	$—	$1,681

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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